Organization and Description of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Desert Hawk Gold Corp. (the "Company"), a Nevada Corporation, was incorporated on November 5, 1957. The Company commenced its current mining activities on May 1, 2009.

During the year ended December 31, 2009, the Company entered into Joint Venture Agreements with the Clifton Mining Company ("Clifton"), the Woodman Mining Company and the Moeller Family Trust for the lease of certain of their property interests in the Gold Hill Mining District of Utah.  In 2011, the Company entered into an agreement with DMRJ Group, (a Platinum Partners related entity), which allowed for long term funding of the Kiewit project and helped to provide cash flow for operations during the period from 2009 until 2014 while the permitting process was ongoing. The final permit needed to begin development of the Kiewit property was received in January 2014 and development began in February 2014. Construction at the site was substantially complete at September 30, 2014. Revenue from the heap leach operation began in October 2014 with the first sales of gold concentrate.

On March 8, 2018, the Company successfully finalized an agreement with the trustees of DMRJ Group ("DMRJ") which eliminated the note and interest payable balance of $25,541,561 due to DMRJ in exchange for $625,000. In addition, all outstanding shares of preferred stock held by DMRJ were retired and cancelled. See Note 12.

Prior to March 2019, ongoing undercapitalization continued to hamper the Company's ability to operate. Due to lack of funding, the Company was temporarily shut down since third quarter of 2017. On March 7, 2019, the Company successfully finalized a prepaid forward gold contract agreement (the Pre-Paid Forward Gold Purchase Agreement (the "Purchase Agreement")) that provided funding and enabled production to resume later in 2019. See Note 3.